Supplemental Disclosure to Consolidated Statement of Cash Flows (Reconciliation of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Disclosure to Statements of Cash Flows [Abstract]
Cash and cash equivalents	$ 84,923	$ 11,882	$ 43,642
Restricted cash	10,899	13,803	12,383
Cash and cash equivalents and restricted cash	$ 95,822	$ 25,685	$ 56,025	$ 44,371